Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2023 and 2022, property and equipment, net consisted of the following:

	December 31,	December 31,
	2023	2022
Electronic equipment	$542,755	$541,931
Office equipment	13,547	13,777
Leasehold improvement	502,396	510,915
Total property and equipment	1,058,698	1,066,623
Less: accumulated depreciation	(679,020)	(377,262)
Total property and equipment, net	$379,678	$689,361

Depreciation and amortization expenses for the years ended December 31, 2023, 2022 and 2021 were $309,623, $198,797 and $36,883, respectively. For the years ended December 31, 2023, 2022 and 2021, the Company recognized loss of $7,450, nil and nil on disposed of property and equipment in the consolidated statements of operations, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2023, 2022 and 2021.